SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.SUBSEQUENT EVENTS

The Company evaluated all events and transactions occurring subsequent to February 28, 2026, through the date the unaudited condensed consolidated interim financial statements were issued, for items requiring adjustment to or disclosure in the accompanying unaudited condensed consolidated interim financial statements and notes to the unaudited condensed consolidated interim financial statements. The Company noted no such events or transactions other than those described below.

On March 19, 2026, the Company filed registration statement on Form S-1, which was subsequently amended on April 9, 2026. The registration statement relates to (i) a primary offering of up to 23,422,133 shares of common stock issuable upon the exercise of warrants and up to 5,940,000 shares of common stock issuable upon the conversion of Series A Cumulative Convertible Preferred Stock; and (ii) a secondary offering of up to 30,688,995 shares of common stock and up to 11,922,133 warrants that may be offered for resale from time to time by the selling securityholders named in the registration statement, pursuant to the Company’s registration rights obligations under the registration rights agreement (Note 4) entered into with certain stockholders of the Company in connection with the completion of the de-SPAC transaction.

On March 28, 2026, the board of directors of the Company approved the increase of size of the board of directors to seven. The board of directors of the Company also approved the appointment of Mark Mukhija, CEO of the Company, as the chairman of the board of directors.

On April 6, 2026, the board of directors approved the appointment of Kuljit Basi as a director of the Company.

13.	SUBSEQUENT EVENTS

The Company evaluated all events and transactions occurring subsequent to November 30, 2025, through the date the financial statements were issued for items requiring adjustment to or disclosure in the accompanying financial statements and notes to the financial statements noting no such events or transactions other than those described below.

On December 17, 2025, the Company, as a co-registrant with PubCo, filed an amended Form S-4 with the SEC in respect of the “de-SPAC” transaction in accordance with the Amended BCA.

On January 9, 2026, the Company, as a co-registrant with PubCo, filed an amended Form S-4 with the SEC in respect of the “de-SPAC” transaction in accordance with the Amended BCA.

Oregon Energy LLC
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
12.	SUBSEQUENT EVENTS

Management of the Company has evaluated all events and transactions occurring subsequent to December 31, 2025, through the date the accompanying unaudited condensed financial statements were issued for items that should be adjusted for or disclosed in the accompanying unaudited condensed financial statements and notes to the unaudited condensed financial statements noting no such events or transactions.

14.SUBSEQUENT EVENTS

Management of the Company has evaluated all events and transactions occurring subsequent to June 30, 2025, through the date the accompanying financial statements were issued for items that should be adjusted for or disclosed in the accompanying financial statements and notes to the financial statements noting no such events or transactions other than the following items.

On July 14, 2025, the Company received correspondences from the BLM in respect of 4 unpatented placer mining claims in Humboldt County, Nevada, that those mining claims were declared null and void due to the lands being closed to mineral entry, and the Company is to receive a refund of $2,280 for location and maintenance fees previously provided by the Company.

On July 31, 2025, Eagle announced it has entered into a Business Combination Agreement with Spring Valley Acquisition Corp. II (“SVII”), a publicly traded special purpose acquisition company listed on NASDAQ under the symbol “SVII”. Eagle is expected to complete its listing on NASDAQ through a merger with SVII, and satisfy the condition of listing on a US exchange (Note 11) for the exercise of the property option agreement between Aurora and Eagle for the membership interests in the Company.

On August 8, 2025, a S-K 1300 Technical Report Summary on the AUP was completed by BBA USA Inc., which was engaged by Eagle.